Fair Value Measurements - Preferred stock warrant liability (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 30, 2021	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Changes in fair value			$ (3,484)
Change in fair value of warrant liabilities			(3,484)	$ 2,074	$ 7,646	$ 1,466
Warrant liability, current					15,821	600
Warrant liability, noncurrent			3,730			11,500
One Srl One Amended Patent License And Assignment Agreement [Member]
Warrant liability, beginning			5,973
Change in fair value of warrant liabilities					167	200
Warrant liability, ending					5,973
Warrant liability, noncurrent					4,312
Warrant Liability [Member]
Warrant liability, beginning			15,821	12,099	12,099	15,996
Issuance						745
Changes in fair value						1,466
Extinguishment						(5,973)
Exercise						(135)
Exercise of warrants					(3,924)
Change in fair value of warrant liabilities					7,646
Warrant liability, ending					15,821	12,099
Series A-1
Exercise of warrants	$ 900
Series A-1 | Warrant Liability [Member]
Warrant liability, beginning				581	581	485
Changes in fair value						96
Exercise of warrants					(937)
Change in fair value of warrant liabilities					356
Warrant liability, ending						581
Series A3 Redeemable Convertible Preferred Stock [Member]
Exercise of warrants		$ 3,000
Series A3 Redeemable Convertible Preferred Stock [Member] | Warrant Liability [Member]
Warrant liability, beginning				2,896	2,896	2,541
Changes in fair value						355
Exercise of warrants					(2,987)
Change in fair value of warrant liabilities					91
Warrant liability, ending						2,896
Series A4 Redeemable Convertible Preferred Stock [Member] | Warrant Liability [Member]
Warrant liability, beginning			$ 15,821	$ 8,622	8,622	7,686
Changes in fair value						1,071
Exercise						(135)
Change in fair value of warrant liabilities					7,199
Warrant liability, ending					$ 15,821	8,622
Series 3 Growth
Change in fair value of warrant liabilities						744
Series 3 Growth | Warrant Liability [Member]
Warrant liability, beginning						4,631
Changes in fair value						1,342
Extinguishment						(5,973)
Series 4 Growth | Warrant Liability [Member]
Warrant liability, beginning						653
Issuance						745
Changes in fair value						$ (1,398)